Financial instruments-Risk management and fair value - Risk Management and Fair Value - Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost (Detail) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Balance at beginning of year	$ (1,217)	$ (957)
(Additions)/Reversal	(95)	(260)
Balance at end of year	$ (1,312)	$ (1,217)